Netting of Financial Instruments	12 Months Ended
Dec. 31, 2013
Netting of Financial Instruments
Netting of Financial Instruments

Note 7—Netting of Financial Instruments

        The Company uses derivative financial instruments to manage exposure to interest rate risk for the IRLCs it makes to purchase or originate mortgage loans at specified interest rates, its inventory of mortgage loans held for sale and MSRs. The Company has elected to setoff derivative asset and liability positions, and cash collateral obtained from (or posted to) its counterparties when subject to a master netting arrangement that is legally enforceable on all counterparties in the event of default. The derivatives that are not subject to a master netting arrangement are IRLCs.

        Following are summaries of derivative assets and related setoff amounts. As of December 31, 2013 and December 31, 2012, the Company was not party to reverse repurchase agreements or securities lending transactions that are required to be disclosed in the following table.

Offsetting of Derivative Assets

	December 31, 2013			December 31, 2012
	Gross amount of recognized assets	Gross amount offset in the balance sheet	Net amount of assets in the balance sheet	Gross amount of recognized assets	Gross amount offset in the balance sheet	Net amount of assets in the balance sheet
	(in thousands)
Derivatives subject to master netting arrangements:
MBS put options	$665	$—	$665	$967	$—	$967
MBS call options	91	—	91	—	—	—
Forward purchase contracts	416	—	416	1,645	—	1,645
Forward sale contracts	18,762	—	18,762	1,818	—	1,818
Netting	—	(7,358)	(7,358)	—	(1,091)	(1,091)

	19,934	(7,358)	12,576	4,430	(1,091)	3,339
Derivatives not subject to master netting arrangements—IRLCs	8,964	—	8,964	23,951	—	23,951

	$28,898	$(7,358)	$21,540	$28,381	$(1,091)	$27,290

Derivative Assets, Financial Assets, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative asset positions after considering master netting arrangements and financial instruments or cash pledged that do not meet the accounting guidance qualifying for setoff accounting.

	December 31, 2013				December 31, 2012
		Gross amount not offfset in the consolidated balance sheet				Gross amount not offset in the consolidated balance sheet
	Net amount of assets in the balance sheet				Net amount of assets in the balance sheet
		Financial instruments	Cash collateral received	Net amount		Financial instruments	Cash collateral received	Net amount
	(in thousands)
Interest rate lock commitments	$8,964	$—	$—	$8,964	$23,951	$—	$—	$23,951
Credit Suisse First Boston Mortgage Capital LLC	2,149	—	—	2,149	—	—	—	—
Bank of America, N.A.	1,680	—	—	1,680	1,782	—	—	1,782
Morgan Stanley Bank, N.A.	1,704	—	—	1,704	—	—	—	—
Daiwa Capital Markets	1,190	—	—	1,190	—	—	—	—
Citibank, N.A.	—	—	—	—	522	—	—	522
Other	5,853	—	—	5,853	1,035	—	—	1,035

	$21,540	$—	$—	$21,540	$27,290	$—	$—	$27,290

Offsetting of Derivative Liabilities and Financial Liabilities

        Following is a summary of net derivative liabilities and assets sold under agreements to repurchase and related setoff amounts. As discussed above, all derivatives with the exception of IRLCs are subject to master netting arrangements. The assets sold under agreements to repurchase do not qualify for setoff accounting.

	December 31, 2013			December 31, 2012
	Gross amount of recognized liabilities	Gross amount offset in the consolidated balance sheet	Net amount of liabilities in the consolidated balance sheet	Gross amount of recognized liabilities	Gross amount offset in the consolidated balance sheet	Net amount of liabilities in the consolidated balance sheet
	(in thousands)
Derivatives subject to a master netting arrangement:
Forward purchase contracts	$6,542	$—	$6,542	$389	$—	$389
Forward sale contracts	504	—	504	1,894	—	1,894
Netting	—	(6,787)	(6,787)	—	(1,785)	(1,785)

	7,046	(6,787)	259	2,283	(1,785)	498
Derivatives not subject to a master netting arrangement—IRLCs	2,203	—	2,203	11	—	11

Total derivatives	9,249	(6,787)	2,462	2,294	(1,785)	509

Mortgage loans sold under agreements to repurchase	471,592	—	471,592	393,534	—	393,534

	$480,841	$(6,787)	$474,054	$395,828	$(1,785)	$394,043

Derivative Liabilities, Financial Liabilities, and Collateral Held by Counterparty

        The following table summarizes by significant counterparty the amount of derivative liabilities and assets sold under agreements to repurchase after considering master netting arrangements and financial instruments or cash pledged that does not qualify under the accounting guidance for setoff accounting. All assets sold under agreements to repurchase are secured by sufficient collateral or exceed the liability amount recorded on the consolidated balance sheets.

	December 31, 2013				December 31, 2012
		Gross amount not offset in the consolidated balance sheet				Gross amount not offset in the consolidated balance sheet
	Net amount of liabilities in the consolidated balance sheet				Net amount of liabilities in the consolidated balance sheet
		Financial instruments	Cash collateral pledged	Net amount		Financial instruments	Cash collateral pledged	Net amount
	(in thousands)
Interest rate lock commitments	$2,203	$—	$—	$2,203	$11	$—	$—	$11
Bank of America, N.A.	234,511	(234,511)	—	—	150,082	(150,082)	—	—
Credit Suisse First Boston Mortgage Capital LLC	198,888	(198,888)	—	—	122,443	(122,252)	—	191
Morgan Stanley Bank, N.A.	38,193	(38,193)	—	—	53	—	—	53
Citibank, N.A.	—	—	—	—	121,200	(121,200)	—	—
Other	259	—	—	259	254	—	—	254

	$474,054	$(471,592)	$—	$2,462	$394,043	$(393,534)	$—	$509